Segment Information - Summary of Balance Sheet Segment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current assets
Cash and cash equivalents	¥ 9,412,060	¥ 7,516,966	¥ 6,113,655	¥ 5,100,857
Trade accounts and other receivable	3,789,429	3,586,130
Receivables related to financial services	11,057,269	8,279,806
Other financial assets	4,702,168	1,715,675
Inventories	4,605,368	4,255,614
Other current assets	1,031,098	886,885
Total current assets	34,714,279	26,459,781
Non-current assets
Receivables related to financial services	20,637,090	16,491,045
Property, plant and equipment	14,257,788	12,633,974
Total non-current assets	55,400,017	47,843,399
Total assets	90,114,296	74,303,180	67,688,771
Current liabilities
Trade accounts and other payables	5,251,357	4,986,309
Short-term and current portion of long-term debt	15,406,284	12,305,639
Accrued expenses	1,863,760	1,552,345
Income taxes payable	1,224,542	404,606
Total current liabilities	29,177,909	23,959,715
Non-current liabilities
Long-term debt	21,155,496	17,074,634
Retirement benefit liabilities	1,077,962	1,065,508
Total non-current liabilities	25,697,049	21,079,251
Total liabilities	54,874,958	45,038,967
Shareholders' equity
(Consolidated) Total Toyota Motor Corporation shareholders' equity	34,220,991	28,338,706
(Consolidated) Non-controlling interests	1,018,347	925,507
(Consolidated) Total shareholders' equity	35,239,338	29,264,213	27,154,820	24,288,329
(Consolidated) Total liabilities and shareholders' equity	90,114,296	74,303,180
Non-Financial Services Businesses [Member]
Current assets
Cash and cash equivalents	6,892,817	5,548,398	4,299,522	3,274,149
Trade accounts and other receivable	3,768,520	3,594,057
Other financial assets	3,864,242	849,779
Inventories	4,605,368	4,255,614
Other current assets	805,940	749,078
Total current assets	19,936,887	14,996,926
Non-current assets
Property, plant and equipment	8,680,731	7,729,000
Other	19,123,829	17,337,727
Total non-current assets	27,804,560	25,066,727
Total assets	47,741,447	40,063,653
Current liabilities
Trade accounts and other payables	4,890,913	4,689,034
Short-term and current portion of long-term debt	929,662	1,170,114
Accrued expenses	1,750,221	1,446,697
Income taxes payable	1,185,678	361,000
Other current liabilities	3,583,929	3,266,095
Total current liabilities	12,340,403	10,932,939
Non-current liabilities
Long-term debt	1,938,535	1,553,622
Retirement benefit liabilities	1,058,742	1,047,430
Other non-current liabilities	2,545,491	1,867,028
Total non-current liabilities	5,542,768	4,468,080
Total liabilities	17,883,171	15,401,019
Financial Services Business [Member]
Current assets
Cash and cash equivalents	2,519,244	1,968,568	1,814,133	¥ 1,826,707
Trade accounts and other receivable	382,007	286,960
Receivables related to financial services	11,057,269	8,279,806
Other financial assets	1,575,059	1,680,242
Other current assets	352,918	362,660
Total current assets	15,886,497	12,578,237
Non-current assets
Receivables related to financial services	20,637,090	16,491,045
Property, plant and equipment	5,577,058	4,904,975
Other	1,733,539	1,551,183
Total non-current assets	27,947,687	22,947,204
Total assets	43,834,183	35,525,441	¥ 31,681,472
Current liabilities
Trade accounts and other payables	651,381	547,511
Short-term and current portion of long-term debt	14,890,892	11,583,602
Accrued expenses	148,767	128,994
Income taxes payable	38,864	43,607
Other current liabilities	2,219,104	1,841,562
Total current liabilities	17,949,008	14,145,275
Non-current liabilities
Long-term debt	19,356,672	15,627,943
Retirement benefit liabilities	19,220	18,078
Other non-current liabilities	1,131,501	1,135,862
Total non-current liabilities	20,507,393	16,781,883
Total liabilities	38,456,401	30,927,158
Elimination of assets and liabilities [Member]
Non-current assets
Total assets	(1,461,335)	(1,285,914)
Non-current liabilities
Total liabilities	¥ (1,464,614)	¥ (1,289,211)